Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares voting, description	Each Class A ordinary share is convertible into one Class B ordinary share at any time at the option of holder of such Class A ordinary share.
Total consideration amount (in Dollars)	$ 7.3
Outstanding of subscription receivable (in Dollars)	$ 0.6
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Aggregate shares on conversion	32,715,010
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Aggregate shares on conversion	207,314,707
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	636,804
Outstanding rights converted shares	6,532,646
Class B Ordinary Shares [Member] | PIPE Investors [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued	38,986,354